UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor
                  San Francisco, CA  94108


Form 13F File Number:  28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven E. Cutcliffe
Title:            President
Phone:            415/229-8733

Signature, Place, and Date of Signing:

       /s/ Steven E. Cutcliffe         San Francisco, CA          05/08/02
       -----------------------         -----------------          --------
       [Signature]                       [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[   ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                     0
                                                              ----------

Form 13F Information Table Entry Total:                               80
                                                              ----------

Form 13F Information Table Value Total:                       $  353,973
                                                              ----------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                        3Bridge Capital LLC
                                                              FORM 13F
                                                             31-Mar-02

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/ Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    --------- --- ---- ----------------       --------------------
AFLAC Inc                      COM       001055102          $578      19,600   SH         SOLE                  7,800       11,800
AOL Time Warner                COM       00184A105          $924      39,069   SH         SOLE                 16,149       22,920
AT&T Corp                      COM       001957109        $8,268     526,599   SH         SOLE                448,255       78,344
Albertsons Inc                 COM       013104104          $642      19,375   SH         SOLE                      0       19,375
Alcoa Inc                      COM       013817101        $5,397     143,000   SH         SOLE                143,000            0
American Intl Grp              COM       026874107       $16,841     233,446   SH         SOLE                169,458       63,988
Anheuser Busch Cos             COM       035229103        $1,751      33,552   SH         SOLE                      0       33,552
Apex Mortgage                  COM       037564101          $127      11,000   SH         SOLE                      0       11,000
BP P L C                       COM       055622104          $627      11,812   SH         SOLE                      0       11,812
Bank Of America                COM       060505104        $6,082      89,415   SH         SOLE                 88,000        1,415
Berkshire Hathaway Cl A        COM       084670108        $3,839          54   SH         SOLE                     27           27
Cadence Design                 COM       127387108          $311      13,758   SH         SOLE                      0       13,758
ChevronTexaco                  COM       166764100        $6,815      75,500   SH         SOLE                 71,300        4,200
Cisco Sys Inc                  COM       17275R102          $344      20,342   SH         SOLE                      0       20,342
Citigroup Inc                  COM       172967101       $13,369     269,969   SH         SOLE                220,716       49,253
Clorox Co                      COM       189054109          $354       8,110   SH         SOLE                  5,600        2,510
Coca Cola Co                   COM       191216100        $1,492      28,546   SH         SOLE                  9,996       18,550
Colgate Palmolive              COM       194162103        $3,716      65,022   SH         SOLE                 26,647       38,375
Computer Sciences              COM       205363104        $7,978     157,200   SH         SOLE                129,300       27,900
Costco Whsl Corp               COM       22160K105        $1,602      40,230   SH         SOLE                 33,230        7,000
Dell Computer                  COM       247025109        $5,168     197,914   SH         SOLE                166,764       31,150
E Trade Grp                    COM       269246104          $999     106,055   SH         SOLE                      0      106,055
El Paso Corp                   COM       28336L109       $11,918     270,676   SH         SOLE                229,200       41,476
Exxon Mobil Corp               COM       30231G102        $8,689     198,232   SH         SOLE                188,200       10,032
Freddie Mac                    COM       313400301        $1,625      25,644   SH         SOLE                 12,844       12,800
Federal Natl Mtg               COM       313586109       $10,575     132,380   SH         SOLE                102,095       30,285
Franklin Res                   COM       354613101        $1,146      27,343   SH         SOLE                  8,968       18,375
General Electric               COM       369604103       $11,923     318,376   SH         SOLE                195,814      122,562
Health Mgmt Assoc              COM       421933102        $2,778     134,000   SH         SOLE                115,000       19,000
Honeywell Intl                 COM       438516106        $5,951     155,500   SH         SOLE                148,500        7,000
Household Intl                 COM       441815107        $3,777      66,500   SH         SOLE                 58,000        8,500
Intel Corp                     COM       458140100       $10,759     353,790   SH         SOLE                242,970      110,820
IBM Corp                       COM       459200101          $699       6,720   SH         SOLE                  4,320        2,400
JDS Uniphase                   COM       46612J101          $223      37,900   SH         SOLE                      0       37,900
Johnson & Johnson              COM       478160104        $9,742     149,990   SH         SOLE                116,117       33,873
Kimberly Clark                 COM       494368103          $731      11,300   SH         SOLE                      0       11,300
Kraft Foods                    COM       50075N104        $9,262     239,640   SH         SOLE                212,440       27,200
Liberty Media                  COM       530718105        $9,622     761,250   SH         SOLE                628,600      132,650
Lockheed Martin                COM       539830109          $206       3,576   SH         SOLE                      0        3,576
McDonalds Corp                 COM       580135101        $7,870     283,600   SH         SOLE                251,200       32,400
MetLife                        COM       59156R108        $3,292     104,500   SH         SOLE                104,500            0
Microsoft Corp                 COM       594918104        $7,966     132,080   SH         SOLE                100,550       31,530
Morgan Stanley                 COM       617446448          $218       3,800   SH         SOLE                  3,800            0
NASDAQ 100 Tr Unit             COM       631100104          $549      15,225   SH         SOLE                  9,325        5,900
Nuance Communications Com      COM       669967101          $157      23,050   SH         SOLE                      0       23,050
Ocular Sciences                COM       675744106          $202       7,220   SH         SOLE                      0        7,220
Office Depot                   COM       676220106       $11,888     598,900   SH         SOLE                445,700      153,200
Omnicom Group                  COM       681919106        $4,639      49,140   SH         SOLE                 15,635       33,505
Oracle Corp                    COM       68389X105        $1,343     104,956   SH         SOLE                      0      104,956
Park Place Ent.                COM       700690100       $10,618   1,006,400   SH         SOLE                838,450      167,950
Pepsico Inc                    COM       713448108        $3,090      59,995   SH         SOLE                 24,865       35,130
Pfizer Inc                     COM       717081103        $2,106      53,003   SH         SOLE                 21,028       31,975
Pharmacia Corp                 COM       71713U102        $6,327     140,359   SH         SOLE                124,200       16,159
Phillips Pete Co               COM       718507106        $7,447     118,580   SH         SOLE                103,480       15,100
Procter & Gamble               COM       742718109        $4,237      47,035   SH         SOLE                 28,115       18,920
Providian Finl                 COM       74406A102          $617      81,700   SH         SOLE                 53,900       27,800
Qwest Comm.                    COM       749121109        $4,058     493,615   SH         SOLE                397,035       96,580
Rite Aid                       COM       767754104          $123      35,500   SH         SOLE                      0       35,500
SBC Comm.                      COM       78387G103          $218       5,817   SH         SOLE                      0        5,817
SPDR Tr Unit                   COM       78462F103          $608       5,305   SH         SOLE                  3,500        1,805
Schering Plough Corp           COM       806605101        $1,816      58,030   SH         SOLE                 21,532       36,498
Software Holders Trust         COM       83404B103          $417      10,000   SH         SOLE                      0       10,000
Solectron Corp                 COM       834182107        $4,953     634,986   SH         SOLE                473,612      161,374
State Street Corp              COM       857477103        $1,868      33,725   SH         SOLE                      0       33,725
Storage Tech                   COM       862111200          $235      10,960   SH         SOLE                      0       10,960
Sun Microsystems               COM       866810104        $1,586     179,842   SH         SOLE                175,842        4,000
Telecom Holders Trust          COM       87927P200          $457      12,000   SH         SOLE                  6,000        6,000
Tenet Healthcare               COM       88033G100       $10,081     150,425   SH         SOLE                128,325       22,100
Texas Instruments              COM       882508104          $202       6,100   SH         SOLE                      0        6,100
Travelers Prpty                COM       89420G109          $724      36,200   SH         SOLE                 32,200        4,000
Tricon Global Rest             COM       895953107       $11,581     197,030   SH         SOLE                174,830       22,200
Triton Network Systems Inc     COM       896775103           $49      77,083   SH         SOLE                      0       77,083
Tyco Intl Ltd                  COM       902124106        $9,473     293,113   SH         SOLE                242,195       50,918
Vodafone                       COM       92857W100          $520      28,235   SH         SOLE                 10,995       17,240
Wal Mart Stores                COM       931142103        $1,853      30,230   SH         SOLE                  8,680       21,550
Walgreen Co                    COM       931422109        $4,976     126,970   SH         SOLE                 47,070       79,900
Washington Mutual              COM       939322103        $6,103     184,200   SH         SOLE                164,700       19,500
Wellpoint Health               COM       94973H108        $9,035     141,900   SH         SOLE                125,100       16,800
Wells Fargo & Co               COM       949746101       $14,395     291,400   SH         SOLE                225,925       65,475
Wyeth                          COM       983024100        $9,226     140,540   SH         SOLE                122,590       17,950
-----------------------------------------------------------------------------------------------------------------------------------
Total                           80     Data Records     $353,973
